Subordinated loans - Additional information (Details) € in Millions, ¥ in Billions, $ in Billions	1 Months Ended		12 Months Ended
	May 31, 2022 JPY (¥)	Apr. 30, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Aug. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Subordinated loans			€ 15,786	€ 16,715
Redemption of subordinated loans			82,844	76,150	€ 99,212
Interest expense on subordinated loans			648	571	€ 612
Fixed Rate Subordinated Tier 2 Green Notes
Disclosure of detailed information about borrowings [line items]
Subordinated loans						€ 1,000
Borrowings, interest rate						4.13%
Perpetual Additional Tier 1 Contingent Convertible Capital Securities 6.875 Percent
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.875%
Redemption of subordinated loans | $		$ 1
Subordinated Tier 2 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.10%
Redemption of subordinated loans | ¥	¥ 10
Subordinated Loans
Disclosure of detailed information about borrowings [line items]
Interest expense on subordinated loans			€ 648	€ 571
Subordinated Loans | Average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.01%	3.75%